CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 1,925,539	$ 1,517,760	$ 2,208,682
Unrealized gain on available-for-sale securities:
Unrealized holding gains arising during the period net of taxes (benefit) of $68,000, $43,000 and ($6,000) for the fiscal years 2017, 2016 and 2015, respectively (Note 14)	130,776	85,515	66,621
Reclassification adjustment for net gains included in net income, net of taxes of $14,000 for the year ended July 31, 2017 and $8,000 for the year ended July 31, 2016 (Note 14)	(26,841)	(17,007)
Unrealized gain on available-for-sale securities, net of taxes	103,935	68,508	66,621
Comprehensive income	$ 2,029,474	$ 1,586,268	$ 2,275,303